Summary of Significant Accounting Policies		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The accompanying financial statements have been prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of expenses and related disclosures. Actual results could differ from those estimates. Given the Company’s limited operations to date, management’s use of estimates is minimal and primarily relates to the recognition and classification of expenses.

Recent Accounting Pronouncements

The Company continually assesses new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of such change to its Financial Statements and assures that there are proper controls in place to ascertain that the Company’s Financial Statements properly reflect the change.

Recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future financial statements.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At December 31, 2024, cash and cash equivalents were $0.

Income Taxes

The Company has incurred losses since inception and accordingly has no provision for income taxes. Deferred tax assets resulting from net operating losses have been fully offset by a valuation allowance as realization of such assets is uncertain.

Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The Company had no potentially dilutive securities outstanding during the periods presented; accordingly, basic and diluted net loss per share are the same.

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information, the instructions to Form 10 and the rules and regulations of the SEC. Accordingly, since they are interim statements, the accompanying unaudited condensed consolidated financial statements do not include all of the information and notes required by GAAP for annual financial statements, but in the opinion of the Company’s management, reflect all adjustments consisting of normal, recurring adjustments, that are necessary for a fair presentation of the financial position, results of operations and cash flows for the interim periods presented. Interim results for the nine months ended September 30, 2025, are not necessarily indicative of results for the full year ending December 31, 2025. The unaudited condensed consolidated financial statements and notes should be read in conjunction with the consolidated financial statements and notes for the year ended December 31, 2024.

Use of Estimates

The accompanying financial statements have been prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of expenses and related disclosures. Actual results could differ from those estimates. Given the Company’s limited operations to date, management’s use of estimates is minimal and primarily relates to the recognition and classification of expenses.

Recent Accounting Pronouncements

The Company continually assesses new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of such change to its Financial Statements and assures that there are proper controls in place to ascertain that the Company’s Financial Statements properly reflect the change.

Recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future financial statements.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At September 30, 2025 cash was held in checking accounts. As of December 31, 2024, the Company had no cash.

Income Taxes

The Company has incurred losses since inception and accordingly has no provision for income taxes. Deferred tax assets resulting from net operating losses have been fully offset by a valuation allowance as realization of such assets is uncertain.

Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The Company had no potentially dilutive securities outstanding during the periods presented; accordingly, basic and diluted net loss per share are the same.